Cover Page	Jan. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 12, 2026
Entity Registrant Name	Wealthfront Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42987
Entity Tax Identification Number	20-8280144
Entity Address, Address Line One	261 Hamilton Avenue
Entity Address, City or Town	Palo Alto,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	844
Local Phone Number	995-8437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	WLTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001524566
Amendment Flag	false